Credit Impairment Losses and Provisions	6 Months Ended
Jun. 30, 2021
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Credit Impairment Losses and Provisions
5. CREDIT IMPAIRMENT LOSSES AND PROVISIONS

	Half year to	Half year to(1)
	30 June 2021	30 June 2020
	£m	£m
Credit impairment loss/(release):
Loans and advances to customers	(33)	384
Recoveries of loans and advances, net of collection costs	(13)	(15)
Off-balance sheet exposures (See Note 24)	(24)	(5)
	(70)	364
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 24)	191	64
Provisions for residual value and voluntary termination	(1)	—
	190	64
	120	428
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 33.

In H121 and H120 there were no material credit impairment losses on loans and advances to banks, non-trading reverse repurchase agreements, other financial assets at amortised cost and financial assets at fair value through other comprehensive income.